EMPLOYEE BENEFIT PLANS - Change in Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension plan assets at fair value, immediately preceding the Transfer to AXA Financial		$ 2,322
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	$ 129	2,657
Service cost	0	0
Interest cost	6	93	$ 107
Actuarial (gains) losses	2	(6)
Benefits paid	(5)	(169)
Plan amendments and curtailments	0	1
Projected Benefit Obligation	132	2,576
Transfer to AXA Financial	0	(2,447)
Projected Benefit Obligation, End of Year	132	129	2,657
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension plan assets at fair value, beginning of year	86	2,473
Actual return on plan assets	4	24
Contributions	0	0
Benefits paid and fees	(3)	(175)
Pension plan assets at fair value, end of year	87	86	$ 2,473
PBO (immediately preceding the Transfer to AXA Financial in 2015)	132	2,576
Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to AXA Financial in 2015)	(45)	(254)
Transfer to AXA Financial	0	211
Excess of PBO Over Pension Plan Assets, end of year	(45)	(43)
Amounts included in AOCI not yet recognized as components of net periodic pension costs
Unrecognized net actuarial gain (loss)	(51)	(49)
Unrecognized prior service (cost) credit	(1)	(1)
Total	$ (52)	$ (50)